Feb. 25, 2016
[SHIP LOGO VANGUARD (R)]

Vanguard International Dividend Appreciation Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares and Admiral™ Shares dated February 25, 2016

Purchase and Redemption Fees

Effective February 7, 2017, the Fund will charge a 0.25% fee on all purchases of its shares, including shares that you purchase by exchange from another Vanguard fund. Purchases that result from reinvested dividend or capital gains distributions are not subject to the purchase fee. In addition, the Fund will charge a 0.25% fee on redemptions of its shares. The fee applies if you redeem shares by selling or by exchanging to another Vanguard fund or if Vanguard liquidates your fund account because the balance falls below the account minimum for any reason, including market fluctuation.

Unlike a sales charge or a load paid to a broker or a fund management company, purchase and redemption fees are paid directly to the Fund to offset the costs of buying and selling securities.

Prospectus and Summary Prospectus Text Changes

The following will replace similar text under the heading “Fees and Expenses” in the Fund Summary section:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
	Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	0.25%	0.25%
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	0.25%	0.25%
Account Service Fee (for fund account balances
below $10,000)	$20/year	$20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Admiral Shares
Management Expenses	0.30%	0.21%
12b-1 Distribution Fee	None	None
Other Expenses	0.05%	0.04%
Total Annual Fund Operating Expenses[1]	0.35%	0.25%

1 The expense information shown in the table reflects estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. The first example assumes that the Shares provide a return of 5% each year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$87	$166	$252	$506
Admiral Shares	$77	$134	$197	$382

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund’s 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$61	$137	$221	$467
Admiral Shares	$51	$105	$165	$342

© 2016 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 2015 112016

[SHIP LOGO VANGUARD (R)]

Vanguard International Dividend Appreciation Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares for Participants dated February 25, 2016

Purchase and Redemption Fees

Effective February 7, 2017, the Fund will charge a 0.25% fee on all purchases of its shares, including shares that you purchase by exchange from another Vanguard fund. Purchases that result from reinvested dividend or capital gains distributions are not subject to the purchase fee. In addition, the Fund will charge a 0.25% fee on redemptions of its shares. The fee applies if you redeem shares by selling or by exchanging to another Vanguard fund or if Vanguard liquidates your fund account because the balance falls below the account minimum for any reason, including market fluctuation.

Unlike a sales charge or a load paid to a broker or a fund management company, purchase and redemption fees are paid directly to the Fund to offset the costs of buying and selling securities.

Prospectus and Summary Prospectus Text Changes

The following will replace similar text under the heading “Fees and Expenses” in the Fund Summary section:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	0.25%
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	0.25%

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.30%
12b-1 Distribution Fee	None
Other Expenses	0.05%
Total Annual Fund Operating Expenses[1]	0.35%

1 The expense information shown in the table reflects estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. The first example assumes that the Shares provide a return of 5% each year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$166	$252	$506

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund’s 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

1 Year	3 Years	5 Years	10 Years
$61	$137	$221	$467

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 2015 112016

[SHIP LOGO VANGUARD (R)]

Vanguard International Dividend Appreciation Index Fund

Supplement to the Prospectus and Summary Prospectus for Admiral™ Shares for Participants dated February 25, 2016

Purchase and Redemption Fees

Effective February 7, 2017, the Fund will charge a 0.25% fee on all purchases of its shares, including shares that you purchase by exchange from another Vanguard fund. Purchases that result from reinvested dividend or capital gains distributions are not subject to the purchase fee. In addition, the Fund will charge a 0.25% fee on redemptions of its shares. The fee applies if you redeem shares by selling or by exchanging to another Vanguard fund or if Vanguard liquidates your fund account because the balance falls below the account minimum for any reason, including market fluctuation.

Unlike a sales charge or a load paid to a broker or a fund management company, purchase and redemption fees are paid directly to the Fund to offset the costs of buying and selling securities.

Prospectus and Summary Prospectus Text Changes

The following will replace similar text under the heading “Fees and Expenses” in the Fund Summary section:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	0.25%
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	0.25%

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.21%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses[1]	0.25%

1 The expense information shown in the table reflects estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. The first example assumes that the Shares provide a return of 5% each year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$77	$134	$197	$382

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund’s 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

1 Year	3 Years	5 Years	10 Years
$51	$105	$165	$342

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 515 112016

[SHIP LOGO VANGUARD (R)]

Vanguard International High Dividend Yield Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares and Admiral™ Shares dated February 25, 2016

Purchase and Redemption Fees

Effective February 7, 2017, the Fund will charge a 0.25% fee on all purchases of its shares, including shares that you purchase by exchange from another Vanguard fund. Purchases that result from reinvested dividend or capital gains distributions are not subject to the purchase fee. In addition, the Fund will charge a 0.25% fee on redemptions of its shares. The fee applies if you redeem shares by selling or by exchanging to another Vanguard fund or if Vanguard liquidates your fund account because the balance falls below the account minimum for any reason, including market fluctuation.

Unlike a sales charge or a load paid to a broker or a fund management company, purchase and redemption fees are paid directly to the Fund to offset the costs of buying and selling securities.

Prospectus and Summary Prospectus Text Changes

The following will replace similar text under the heading “Fees and Expenses” in the Fund Summary section:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
	Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	0.25%	0.25%
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	0.25%	0.25%
Account Service Fee (for fund account balances
below $10,000)	$20/year	$20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Admiral Shares
Management Expenses	0.29%	0.20%
12b-1 Distribution Fee	None	None
Other Expenses	0.11%	0.10%
Total Annual Fund Operating Expenses[1]	0.40%	0.30%

1 The expense information shown in the table reflects estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. The first example assumes that the Shares provide a return of 5% each year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$92	$182	$280	$568
Admiral Shares	$82	$150	$225	$444

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund’s 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$66	$153	$249	$529
Admiral Shares	$56	$121	$193	$405

© 2016 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 1530 112016

[SHIP LOGO VANGUARD (R)]

Vanguard International High Dividend Yield Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares for Participants dated February 25, 2016

Purchase and Redemption Fees

Effective February 7, 2017, the Fund will charge a 0.25% fee on all purchases of its shares, including shares that you purchase by exchange from another Vanguard fund. Purchases that result from reinvested dividend or capital gains distributions are not subject to the purchase fee. In addition, the Fund will charge a 0.25% fee on redemptions of its shares. The fee applies if you redeem shares by selling or by exchanging to another Vanguard fund or if Vanguard liquidates your fund account because the balance falls below the account minimum for any reason, including market fluctuation.

Unlike a sales charge or a load paid to a broker or a fund management company, purchase and redemption fees are paid directly to the Fund to offset the costs of buying and selling securities.

Prospectus and Summary Prospectus Text Changes

The following will replace similar text under the heading “Fees and Expenses” in the Fund Summary section:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	0.25%
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	0.25%

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.29%
12b-1 Distribution Fee	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses[1]	0.40%

1 The expense information shown in the table reflects estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. The first example assumes that the Shares provide a return of 5% each year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$92	$182	$280	$568

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund’s 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

1 Year	3 Years	5 Years	10 Years
$66	$153	$249	$529

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1530 112016

[SHIP LOGO VANGUARD (R)]

Vanguard International High Dividend Yield Index Fund

Supplement to the Prospectus and Summary Prospectus for Admiral™ Shares for Participants dated February 25, 2016

Purchase and Redemption Fees

Effective February 7, 2017, the Fund will charge a 0.25% fee on all purchases of its shares, including shares that you purchase by exchange from another Vanguard fund. Purchases that result from reinvested dividend or capital gains distributions are not subject to the purchase fee. In addition, the Fund will charge a 0.25% fee on redemptions of its shares. The fee applies if you redeem shares by selling or by exchanging to another Vanguard fund or if Vanguard liquidates your fund account because the balance falls below the account minimum for any reason, including market fluctuation.

Unlike a sales charge or a load paid to a broker or a fund management company, purchase and redemption fees are paid directly to the Fund to offset the costs of buying and selling securities.

Prospectus and Summary Prospectus Text Changes

The following will replace similar text under the heading “Fees and Expenses” in the Fund Summary section:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	0.25%
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	0.25%

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.20%
12b-1 Distribution Fee	None
Other Expenses	0.10%
Total Annual Fund Operating Expenses[1]	0.30%

1 The expense information shown in the table reflects estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. The first example assumes that the Shares provide a return of 5% each year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$82	$150	$225	$444

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund’s 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

1 Year	3 Years	5 Years	10 Years
$56	$121	$193	$405

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 530 112016